Deferred purchase price - Movement (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Deferred purchase price.
Opening balance	$ 694,134	$ 1,148,013
Change in fair value	7,462	(158,154)
Issuance of shares		(295,725)
Ending balance	$ 701,596	$ 694,134